TAXATION (Details - Reconcilation of income tax)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
PRC income tax statutory rate	20.00%	25.00%
Tax effect of non-deductible expense	6.78%	0.00%
Tax effect of stock-based compensation	14.71%	0.00%
Tax effect of non-deductible income	0.00%	0.00%
Tax effect of different tax rates in other jurisdictions	1.07%	0.00%
GILTI Tax Impact	0.00%	0.00%
Changes in valuation allowance	1.01%	18.73%
Effective tax rate	1.43%	6.27%